Salaries and social security taxes payable (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries And Social Security Taxes Payable
Salaries	$ 23,566	$ 21,934	$ 23,945
Social security taxes	9,165	8,530	9,312
Total salaries and social security taxes	$ 32,731	$ 30,464	$ 33,257